ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2022

Shares		Fair Value
	COMMON STOCKS — 43.9%
	BANKING - 1.5%
674,534	China Minsheng Banking Corp Ltd., H Shares	$ 195,923
605,048	Chongqing Rural Commercial Bank Company Ltd., H Shares	183,448
		379,371
	CHEMICALS - 0.7%
33,019	Chemtrade Logistics Income Fund	178,636

	ELECTRIC UTILITIES - 0.6%
114,622,657	Federal Grid Company Unified Energy System PJSC(a)(b)(c)	–
514,613	Huadian Power International Corp Ltd.	154,718
		154,718
	ENGINEERING & CONSTRUCTION - 0.7%
493,748	Sinopec Engineering Group Company Ltd., H Shares	176,750

	GAS & WATER UTILITIES - 0.8%
12,385	Enagas S.A.	200,972

	HEALTH CARE REIT - 2.9%
9,661	CareTrust REIT, Inc.	180,467
4,721	LTC Properties, Inc.	182,561
3,064	National Health Investors, Inc.	173,729
6,144	Omega Healthcare Investors, Inc.	195,256
		732,013
	INDUSTRIAL REIT - 0.7%
96,921	Ascendas Real Estate Investment Trust	179,378

	INSTITUTIONAL FINANCIAL SERVICES - 0.8%
117,887	Coronation Fund Managers Ltd.	210,666

	MACHINERY - 0.7%
1,379,165	Lonking Holdings Ltd.	189,752

	MEDICAL EQUIPMENT & DEVICES - 0.6%
417,432	Riverstone Holdings Ltd.	159,232

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022

Shares		Fair Value
	COMMON STOCKS — 43.9% (Continued)
	METALS & MINING - 4.2%
14,331	African Rainbow Minerals Ltd.	$ 201,835
66,048	China Shenhua Energy Company Ltd., H Shares	173,751
16,760	Exxaro Resources Ltd.	186,638
17,730	Fortescue Metals Group Ltd.	166,686
9,132	Kumba Iron Ore Ltd.	172,036
3,408	Rio Tinto plc	177,309
		1,078,255
	MULTI ASSET CLASS REIT – 6.0%
27,963	American Finance Trust, Inc.	191,267
67,881	Charter Hall Long Wale REIT	188,848
3,972	Covivio	212,689
167,340	Fibra Uno Administracion S.A. de CV	195,341
15,188	Global Net Lease, Inc.	186,053
266,460	Growthpoint Properties Ltd.	187,885
2,334	WP Carey, Inc.	178,084
905,206	Redefine Properties Ltd.	201,093
		1,541,260
	OFFICE REIT - 2.1%
25,136	Brandywine Realty Trust	164,892
65,244	Franklin Street Properties Corporation	187,903
11,673	Office Properties Income Trust	178,597
		531,392
	OIL & GAS PRODUCERS - 4.8%
19,214	Antero Midstream Corporation	204,629
450,426	China Petroleum & Chemical Corporation, H Shares	177,882
20,081	EnLink Midstream, LLC	238,563
1	Equitrans Midstream Corporation	8
6,953	Hess Midstream, L.P., A	201,220
10,592	Kimbell Royalty Partners, L.P.	201,672
15,858	Plains GP Holdings, L.P., A - Series MLP	198,859
		1,222,833

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022

Shares		Fair Value
	COMMON STOCKS — 43.9% (Continued)
	REAL ESTATE OWNERS & DEVELOPERS - 3.5%
867,849	China Jinmao Holdings Group Ltd.	$ 114,981
35,029	NEPI Rockcastle N.V.	176,425
1,057,728	Shenzhen Investment Ltd.	144,180
417,346	Shimao Group Holdings Ltd.	234,998
390,559	Sunac China Holdings Ltd.(a)	227,876
		898,460
	RETAIL REIT - 6.6%
249,960	CapitaLand China Trust	171,274
73,840	Charter Hall Retail REIT	189,370
6,614	Getty Realty Corporation	208,275
90,955	Hyprop Investments Ltd.	183,388
10,350	Klepierre S.A.	208,084
14,239	Primaris REIT	146,647
9,614	SmartCentres Real Estate Investment Trust	188,431
4,928	Spirit Realty Capital, Inc.	191,354
161,910	Vicinity Centres	201,404
		1,688,227
	SPECIALTY REIT – 1.5%
116,617	Waypoint REIT	203,610
4,875	EPR Properties	188,175
		391,785
	STEEL - 0.8%
124,091	Eregli Demir ve Celik Fabrikalari TAS	197,990
14,212	Severstal PAO(a)(b)(c)	–
		197,990
	TELECOMMUNICATIONS - 1.3%
25,672	Lumen Technologies, Inc.	188,946
35,608	Mobile TeleSystems Public Joint Stock Company - ADR(a)(b)(c)	–
420,744	PCCW Ltd.	160,800
		349,746

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022

Shares		Fair Value
	COMMON STOCKS — 43.9% (Continued)
	TOBACCO & CANNABIS - 0.8%
3,077,943	Hanjaya Mandala Sampoerna Tbk P.T.	$ 197,897

	TRANSPORTATION & LOGISTICS - 2.3%
114	AP Moller - Maersk A/S - Series A	228,181
36,615	Globaltrans Investment plc - ADR(a)(b)(c)	–
8,898	Mitsui OSK Lines Ltd.	176,596
11,094	Star Bulk Carriers Corporation	193,257
		598,034

	TOTAL COMMON STOCKS (Cost $13,934,204)	11,257,367

	MASTER LIMITED PARTNERSHIPS — 16.6%
	GAS & WATER UTILITIES - 0.7%
11,056	Suburban Propane Partners, L.P.	180,766

	METALS & MINING - 0.8%
7,975	Alliance Resource Partners, L.P.	193,633
1	Natural Resource Partners, L.P.	43
		193,676
	OIL & GAS PRODUCERS - 13.7%
11,636	Black Stone Minerals, L.P.	213,753
6,483	Crestwood Equity Partners, L.P.	199,028
4,828	DCP Midstream, L.P.	191,913
3,595	Delek Logistics Partners, L.P.	197,114
7,144	Dorchester Minerals, L.P.	203,604
16,603	Energy Transfer, L.P.	212,020
7,551	Enterprise Products Partners, L.P.	190,663
18,806	Genesis Energy, L.P.	216,080
6,803	Global Partners, L.P.	228,444
10,714	Holly Energy Partners, L.P.	201,852
3,867	Magellan Midstream Partners, L.P.	208,625
6,084	MPLX, L.P.	204,057
13,251	NuStar Energy, L.P.	213,341
9,953	PBF Logistics, L.P.	212,198

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022

Shares				Fair Value
	MASTER LIMITED PARTNERSHIPS — 16.6% (Continued)
	OIL & GAS PRODUCERS - 13.7% (Continued)
16,499	Plains All American Pipeline, L.P.			$ 197,493
4,480	Sunoco, L.P.			196,717
7,339	Western Midstream Partners, L.P.			210,703
				3,497,605
	OIL & GAS SERVICES & EQUIPMENT - 0.7%
10,508	USA Compression Partners, L.P.			190,090

	TRANSPORTATION & LOGISTICS - 0.7%
11,922	KNOT Offshore Partners, L.P.			173,346

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $2,684,317)			4,235,483

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 20.2%
	ASSET MANAGEMENT — 0.7%
183,000	Icahn Enterprises, L.P. / Icahn Enterprises	5.2500	05/15/27	168,949

	AUTOMOTIVE — 0.7%
175,000	Goodyear Tire & Rubber Company (The)	5.0000	05/31/26	168,813

	BIOTECH & PHARMA — 0.7%
199,000	Teva Pharmaceutical Finance Netherlands III BV	3.1500	10/01/26	168,501

	CHEMICALS — 0.6%
192,000	Methanex Corporation	5.1250	10/15/27	174,727

	COMMERCIAL SUPPORT SERVICES — 0.6%
164,000	CoreCivic, Inc.	8.2500	04/15/26	166,545

	ELECTRIC UTILITIES — 1.5%
195,000	PG&E Corporation	5.0000	07/01/28	177,938
220,000	PG&E Corporation	5.2500	07/01/30	195,450
				373,388

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 20.2% (Continued)
	ENTERTAINMENT CONTENT — 0.7%
220,000	AMC Networks, Inc.	4.2500	02/15/29	$ 170,400

	FORESTRY, PAPER & WOOD PRODUCTS — 0.7%
210,000	Mercer International, Inc.	5.1250	02/01/29	174,470

	GAS & WATER UTILITIES — 0.6%
170,000	AmeriGas Partners, L.P. / AmeriGas Finance	5.5000	05/20/25	163,206

	HOME CONSTRUCTION — 0.6%
170,000	Century Communities, Inc.	6.7500	06/01/27	162,570

	OIL & GAS PRODUCERS — 2.6%
190,000	Ecopetrol S.A.	6.8750	04/29/30	156,693
185,000	NuStar Logistics, L.P.	6.0000	06/01/26	179,685
185,000	NuStar Logistics, L.P.	6.3750	10/01/30	171,869
185,000	PBF Holding Company, LLC / PBF Finance Corporation	6.0000	02/15/28	168,453
				676,700
	OIL & GAS SERVICES & EQUIPMENT — 0.7%
175,000	USA Compression Partners, L.P. / USA Compression	6.8750	09/01/27	167,546

	PUBLISHING & BROADCASTING — 0.6%
150,000	iHeartCommunications, Inc.	6.3750	05/01/26	143,331

	REAL ESTATE INVESTMENT TRUSTS — 1.2%
200,000	MPT Operating Partnership, L.P. / MPT Finance	3.5000	03/15/31	138,067
185,000	Service Properties Trust	7.5000	09/15/25	180,607
				318,674
	REAL ESTATE OWNERS & DEVELOPERS — 0.7%
208,000	Kennedy-Wilson, Inc.	4.7500	03/01/29	169,341

	RETAIL - DISCRETIONARY — 2.0%
200,000	L Brands, Inc.	6.8750	11/01/35	168,911
220,000	Nordstrom, Inc.	4.3750	04/01/30	169,199

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 20.2% (Continued)
	RETAIL - DISCRETIONARY — 2.0% (Continued)
189,000	QVC, Inc.	4.4500	02/15/25	$ 165,594
				503,704
	SPECIALTY FINANCE — 2.7%
200,000	Navient Corporation	5.5000	03/15/29	159,137
205,000	OneMain Finance Corporation	7.1250	03/15/26	198,207
190,000	SLM Corporation	3.1250	11/02/26	166,966
176,000	Starwood Property Trust, Inc.	4.7500	03/15/25	165,560
				689,870
	STEEL — 0.6%
180,000	Cleveland-Cliffs, Inc.	5.8750	06/01/27	167,909

	TELECOMMUNICATIONS — 1.1%
290,000	Embarq Corporation	7.9950	06/01/36	118,230
175,000	Hughes Satellite Systems Corporation	5.2500	08/01/26	167,453
				285,683
	TRANSPORTATION & LOGISTICS — 0.6%
175,788	American Airlines 2015-1 Class A Pass Through	3.3750	05/01/27	145,619

	TOTAL CORPORATE BONDS (Cost $5,863,893)			5,159,946

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 18.4%
	SOVEREIGN — 18.4%
125,000	Brazilian Government International Bond	4.2500	01/07/25	121,906
100,000	Brazilian Government International Bond	10.1250	05/15/27	116,500
350,000	Brazilian Government International Bond	3.8750	06/12/30	295,282
100,000	Brazilian Government International Bond	5.6250	01/07/41	80,675
200,000	Chile Government International Bond	3.1250	01/21/26	187,217
171,000	Chile Government International Bond	3.8600	06/21/47	123,123
200,000	Colombia Government International Bond	8.1250	05/21/24	201,233
184,000	Colombia Government International Bond	6.1250	01/18/41	131,705
174,000	Hungary Government International Bond	7.6250	03/29/41	174,806
190,000	Mexico Government International Bond	4.1250	01/21/26	183,644

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 18.4% (Continued)
	SOVEREIGN — 18.4% (Continued)
190,000	Mexico Government International Bond	7.5000	04/08/33	$ 204,877
247,000	Mexico Government International Bond	4.7500	03/08/44	189,266
175,000	Mexico Government International Bond	4.6000	02/10/48	127,761
140,000	Panama Government International Bond	8.8750	09/30/27	159,376
100,000	Peruvian Government International Bond	7.3500	07/21/25	104,325
170,000	Peruvian Government International Bond	4.1250	08/25/27	160,483
205,000	Peruvian Government International Bond	2.8440	06/20/30	166,987
130,000	Peruvian Government International Bond	8.7500	11/21/33	154,222
205,000	Peruvian Government International Bond	5.6250	11/18/50	189,461
200,000	Republic of South Africa Government International	4.6650	01/17/24	197,140
140,000	Republic of South Africa Government International	4.8750	04/14/26	131,776
200,000	Republic of South Africa Government International	4.8500	09/30/29	170,392
237,000	Republic of South Africa Government International	6.2500	03/08/41	181,305
230,000	Republic of South Africa Government International	5.0000	10/12/46	145,450
239,000	Turkey Government International Bond	3.2500	03/23/23	238,348
200,000	Turkey Government International Bond	6.1250	10/24/28	167,222
385,000	Turkey Government International Bond	6.0000	01/14/41	249,983
240,000	Turkey Government International Bond	5.7500	05/11/47	148,440
	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $5,617,861)			4,702,905

	TOTAL INVESTMENTS - 99.1% (Cost $28,100,275)			$ 25,355,701
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%			223,225
	NET ASSETS - 100.0%			$ 25,578,926

ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company
NV	- Naamioze Vennootschap
PJSC	- Public Joint-Stock Company
PLC	- Public Limited Company
PT	- Perseroan Terbatas
REIT	- Real Estate Investment Trust
S/A	- Société Anonyme
SA de CV	- Sociedad Anonima de Capital Variable
(a)	- Non-income producing security.
(b)	- The value of this security has been determined in good faith under policies of the Board of Trustees.
(c)	- Illiquid security. The total fair value of these securities as of October 31, 2022 was $0, representing 0.0% of net assets.